Basis of Preparation (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about basis of preparation [Line items]
Exchange rate (gains) losses	$ (9,000,000)	$ 1,900,000	$ 1,500,000
Expiration period		6 years
Number of equity awards exceeding ten years | item	0
Cost recognized for awards that do not ultimately vest	$ 0
Court expenses	1,200,000	$ 315,000	$ 602,000
Provision for uncertain tax positions	0
Impairment loss	0
Derivative financial assets	$ 0
Vendors who provide extended payment terms | item	0
Impairment losses, other receivables	$ 0
Minimum
Disclosure of detailed information about basis of preparation [Line items]
Expiration period	6 years
Vesting term	3 years	3 years
Expected useful lives	2 years
Maximum
Disclosure of detailed information about basis of preparation [Line items]
Expiration period	10 years
Vesting term	5 years	4 years
Expected useful lives	8 years